UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05876
LORD ABBETT SERIES FUND, INC.
(Exact name of registrant as specified in charter)
90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2005

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO March 31, 2005

		Value
Investments	Shares	(000)
COMMON STOCKS 95.60%

Advertising Agency 0.03%
Interpublic Group of Cos., Inc. (The)*	230	$3

Aerospace 1.13%
Ladish Co., Inc.*	6,400	75
Moog Inc. Class A*	700	32
Total		107

Air Transportation 0.39%
Frontier Airlines, Inc.*	3,500	37

Aluminum 0.82%
Alcoa, Inc.	2,570	78

Auto Components 0.37%
Modine Manufacturing Co.	1,200	35

Auto Parts: After Market 0.14%
Genuine Parts Co.	300	13

Auto Parts: Original Equipment 0.19%
Dana Corp.	1,400	18

Banks: New York City 0.94%
Bank of New York Co., Inc. (The)	1,800	52
JPMorgan Chase & Co.	1,056	37
Total		89

Banks: Outside New York City 5.01%
Bank of America Corp.	2,400	106
Cullen/Frost Bankers, Inc.	2,600	117
Mellon Financial Corp.	2,700	77
TCF Financial Corp.	800	22
Wachovia Corp.	1,825	93
Wells Fargo & Co.	1,000	60
Total		475

Beverage: Soft Drinks 1.80%
PepsiCo, Inc.	3,200	170

Biotechnology Research & Production 0.33%
Baxter Int’l., Inc.	900	31

Chemicals 5.22%
Cytec Industries, Inc.	2,040	$111
E.I. du Pont de Nemours & Co.	4,100	210
Eastman Chemical Co.	910	54
OM Group, Inc.*	500	15
Praxair, Inc.	2,175	104
Total		494

Communications Technology 2.16%
Avaya Inc.*	1,500	18
McAfee, Inc.*	3,800	86
Motorola, Inc.	6,700	100
Total		204

Computer Services Software & Systems 2.08%
Cadence Design Systems, Inc.*	8,000	120
Microsoft Corp.	3,200	77
Total		197

Computer Technology 0.91%
EMC Corp.*	1,295	16
UNOVA, Inc.*	3,400	70
Total		86

Consumer Products 0.16%
Gillette Co.	235	12
Yankee Candle Co.	100	3
Total		15

Containers & Packaging: Paper & Plastic 1.03%
Pactiv Corp.*	4,150	97

Diversified Financial Services 2.51%
Citigroup, Inc.	3,400	153
Merrill Lynch & Co., Inc.	1,500	85
Total		238

Diversified Manufacturing 0.27%
Hexcel Corp.*	1,700	26

Drug & Grocery Store Chains 1.02%
CVS Corp.	500	26

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Kroger Co.*	4,400	$71
Total		97

Drugs & Pharmaceuticals 5.52%
GlaxoSmithKline plc ADR	2,600	119
Mylan Laboratories, Inc.	4,900	87
Novartis AG ADR	1,800	84
Pfizer, Inc.	200	5
Schering-Plough Corp.	3,230	59
Wyeth	4,000	169
Total		523

Electrical Equipment & Components 0.96%
Emerson Electric Co.	1,400	91

Electronics 0.70%
Vishay Intertechnology, Inc.*	5,300	66

Electronics: Instruments Gauges & Meters 0.22%
Itron, Inc.*	700	21

Electronics: Technology 0.14%
Solectron Corp.*	3,900	14

Entertainment 2.71%
Viacom, Inc. Class B	2,700	94
Walt Disney Co. (The)	5,690	163
Total		257

Fertilizers 0.18%
Potash Corp. of Saskatchewan, Inc.(a)	200	17

Forest Products 0.68%
Georgia-Pacific Corp.	1,800	64

Gold 2.19%
Newmont Mining Corp.	4,900	207

Healthcare Facilities 0.16%
Pharmaceutical Product Development, Inc.*	300	15

Household Furnishings 0.17%
Ethan Allen Interiors Inc.	500	$16

Identification Control & Filter Devices 2.29%
Hubbell, Inc.	1,100	56
IDEX Corp.	200	8
Parker Hannifin Corp.	2,400	146
Roper Industries, Inc.	100	7
Total		217

Insurance: Multi-Line 1.88%
CIGNA Corp.	500	45
Lincoln National Corp.	120	5
Markel Corp.*	60	21
Safeco Corp.	2,200	107
Total		178

Machinery: Agricultural 1.49%
Deere & Co.	2,105	141

Machinery: Engines 1.01%
Briggs & Stratton Corp.	2,400	87
Cummins, Inc.	125	9
Total		96

Machinery: Industrial/Specialty 0.50%
Illinois Tool Works, Inc.	360	32
Woodward Governor Co.	200	15
Total		47

Machinery: Oil Well Equipment & Services 6.70%
Baker Hughes Inc.	1,350	60
FMC Technologies, Inc.*	400	13
Grant Prideco, Inc.*	3,500	85
Halliburton Co.	2,600	112
Helmerich & Payne, Inc.	2,930	116
Key Energy Services, Inc.*	5,300	61
Patterson-UTI Energy, Inc.	2,400	60
Schlumberger Ltd.(a)	1,800	127
Total		634

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Machinery: Specialty 0.32%
JLG Industries, Inc.	1,400	$30

Medical & Dental Instruments & Supplies 0.19%
Bausch & Lomb, Inc.	245	18

Metal Fabricating 2.95%
Quanex Corp.	2,800	149
Shaw Group, Inc. (The)*	2,200	48
Timken Co. (The)	3,000	82
Total		279

Metals & Minerals Miscellaneous 0.18%
Brush Engineered Materials, Inc.*	900	17

Milling: Fruit and Grain Processing 1.06%
Archer Daniels Midland Co.	4,100	101

Miscellaneous Equipment 0.79%
W.W. Grainger, Inc.	1,200	75

Miscellaneous Materials & Processing 0.13%
Rogers Corp.*	290	12

Multi-Sector Companies 8.10%
Carlisle Cos., Inc.	1,900	133
Eaton Corp.	1,770	116
General Electric Co.	8,500	306
Trinity Industries, Inc.	2,500	70
Tyco Int’l. Ltd.(a)	4,200	142
Total		767

Office Furniture & Business Equipment 0.20%
Xerox Corp.*	1,240	19

Oil: Crude Producers 1.46%
EOG Resources, Inc.	1,370	67
Grey Wolf, Inc.*	10,800	71
Total		138

Oil: Integrated Domestic 1.65%
GlobalSantaFe Corp.	4,225	156

Oil: Integrated International 5.83%
ChevronTexaco Corp.	1,600	$93
Exxon Mobil Corp.	7,700	459
Total		552

Paints & Coatings 0.39%
Valspar Corp. (The)	800	37

Paper 1.47%
Bowater, Inc.	500	19
International Paper Co.	2,500	92
MeadWestvaco Corp.	900	28
Total		139

Publishing: Miscellaneous 1.10%
R.R. Donnelley & Sons Co.	3,300	104

Publishing: Newspapers 0.23%
Tribune Co.	550	22

Radio & TV Broadcasters 0.39%
Westwood One, Inc.*	1,800	37

Railroads 1.24%
CSX Corp.	1,080	45
Union Pacific Corp.	1,040	72
Total		117

Real Estate Investment Trusts 1.32%
Host Marriott Corp.	7,520	125

Restaurants 1.16%
Brinker Int’l., Inc.*	3,000	109
Yum! Brands, Inc.	30	1
Total		110

Retail 3.09%
Barnes & Noble, Inc.*	1,595	55
Federated Department Stores, Inc.	940	60
May Department Stores Co.	2,400	89
Pier 1 Imports, Inc.	4,600	84
Target Corp.	100	5
Total		293

See Notes to Schedule of Investments.

3

		Value
Investments	Shares	(000)
Savings & Loan 1.22%
W Holding Co., Inc.	4,854	$49
Webster Financial Corp.	1,465	66
Total		115

Services: Commercial 0.40%
Sabre Holdings Corp. Class A	600	13
Waste Management, Inc.	880	25
Total		38

Shoes 0.04%
NIKE, Inc. Class B	40	3

Transportation Miscellaneous 0.31%
United Parcel Service, Inc. Class B	400	29

Utilities: Cable TV & Radio 2.13%
Comcast Corp. Class A*	6,050	202

Utilities: Electrical 1.93%
Ameren Corp.	1,180	58
CMS Energy Corp.*	6,140	80
NiSource, Inc.	2,000	45
Total		183

Utilities: Telecommunications 2.29%
Verizon Communications, Inc.	6,100	217

Utilities: Water 0.02%
Aqua America, Inc.	87	2

Total Common Stocks (Cost $8,667,591)		9,051

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 7.80%

Repurchase Agreement 7.80%
Repurchase Agreement dated 3/31/2005, 2.22% due 4/1/2005 with State Street Bank & Trust Co. collateralized by $760,000 of Federal National Mortgage Assoc. at 3.83% due 1/18/2008; value: $754,650; proceeds: $739,170 (Cost $739,124)	$739	$739

Total Investments in Securities 103.40% (Cost $9,406,715)		9,790
Liabilities in Excess of Other Assets (3.40%)		(322)
Net Assets 100.00%		$9,468

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven portfolios.  This Schedule of Investments covers All Value Portfolio (the “Fund”).  The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)   Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.     FEDERAL TAX INFORMATION

As of March 31, 2005, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$9,407,724
Gross unrealized gain	588,977
Gross unrealized loss	(206,582)
Net unrealized security gain	$382,395

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.     INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.  Large company value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks.  This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions.  Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks.  The market may fail to recognize the intrinisic value of a particular value stock for a long time.  In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2005

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 95.97%

COMMON STOCKS 72.12%

Aerospace & Defense 0.22%
Northrop Grumman Corp.	1	$73,305

Auto Components 1.60%
Dana Corp.	41	529,506

Chemicals 8.66%
Crompton Corp.	41	591,300
Dow Chemical Co. (The)	11	553,335
Eastman Chemical Co.	13	755,200
Monsanto Co.	9	599,850
Mosaic Co. (The)*	21	365,084
Total		2,864,769

Commercial Services & Supplies 4.27%
R.R. Donnelley & Sons Co.	21	654,534
ServiceMaster Co.	56	756,000
Total		1,410,534

Communications Equipment 1.04%
Avaya Inc.*	29	343,450

Containers & Packaging 0.92%
Ball Corp.	7	302,804

Diversified Telecommunication Services 4.14%
PanAmStat Holding Corp.	33	554,200
SBC Communications, Inc.	34	814,936
Total		1,369,136

Electric Utilities 6.06%
Ameren Corp.	16	764,556
Northeast Utilities	34	660,961
Puget Energy, Inc.	26	579,652
Total		2,005,169

See Notes to Schedule of Investments.

1

Investments	Shares (000)	Value
Energy Equipment & Services 2.96%
GlobalSantaFe Corp.	9	$322,248
Halliburton Co.	15	657,400
Total		979,648

Food & Staples Retailing 1.02%
Albertson’s, Inc.	16	338,660

Food Products 3.60%
Archer Daniels Midland Co.	3	73,740
H.J. Heinz Co.	18	652,068
Kellogg Co.	11	462,989
Total		1,188,797

Gas Utilities 1.93%
NiSource, Inc.	28	638,120

Household Durables 5.32%
Newell Rubbermaid, Inc.	26	570,440
Snap-on Inc.	13	422,807
Tupperware Corp.	38	767,572
Total		1,760,819

Industrial Conglomerates 1.36%
Hubbell, Inc.	9	449,680

Insurance 6.12%
ACE Ltd.(a)	8	317,779
Allstate Corp.	3	156,774
Lincoln National Corp.	7	325,008
Max Re Capital Ltd.(a)	3	70,590
PartnerRe Ltd.(a)	5	323,000
Safeco Corp.	10	482,229
XL Capital Ltd. Class A(a)	5	347,376
Total		2,022,756

Leisure Equipment & Products 0.53%
Foot Locker, Inc.	6	175,800

See Notes to Schedule of Investments.

2

Investments	Shares (000)	Value
Machinery 2.80%
CNH Global N.V.(a)	4	$67,644
Cummins, Inc.	5	330,645
Ingersoll-Rand Co. Ltd. Class A(a)	2	151,335
Timken Co. (The)	14	377,292
Total		926,916

Metals & Mining 0.23%
Metal Management, Inc.	3	77,040

Multi-Line Retail 2.22%
May Department Stores Co.	20	732,996

Oil & Gas 4.09%
ChevronTexaco Corp.	12	682,227
EOG Resources, Inc.	4	170,590
Kerr-McGee Corp.	6	501,312
Total		1,354,129

Paper & Forest Products 3.39%
Georgia-Pacific Corp.	16	567,840
MeadWestvaco Corp.	17	553,668
Total		1,121,508

Pharmaceuticals 2.79%
Bristol-Myers Squibb Co.	32	822,358
Mylan Laboratories, Inc.	6	99,232
Total		921,590

Real Estate Investment Trusts 3.45%
Health Care Property Investors, Inc.	22	504,605
Healthcare Realty Trust, Inc.	18	637,700
Total		1,142,305

Specialty Retail 1.49%
Limited Brands, Inc.	6	153,090
OfficeMax, Inc.	10	338,350
Total		491,440

See Notes to Schedule of Investments.

3

Investments			Shares (000)	Value
Trading Companies & Distributors 1.91%
Genuine Parts Co.			15	$630,605
Total Common Stocks (Cost $21,721,244)				23,851,482

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 4.60%

Aerospace & Defense 0.54%
Alliant Techsystems, Inc.	2.75%	2/15/2024	$75	83,250
Armor Holdings, Inc.	2.00%	11/1/2024	100	96,000
Total				179,250

Biotechnology 0.41%
Fisher Scientific Int’l., Inc.	2.50%	10/1/2023	100	134,375

Commercial Services & Supplies 0.27%
DST Systems, Inc.	4.125%	8/15/2023	75	88,219

Computers & Peripherals 0.23%
EMC Corp.	4.50%	4/1/2007	75	76,594

Energy Equipment & Services 0.34%
Hanover Compressor Co.	4.75%	1/15/2014	100	111,250

Hotels, Restaurants & Leisure 0.83%
Hilton Hotels Corp.	3.375%	4/15/2023	125	145,312
International Game Technology	Zero Coupon	1/29/2033	200	129,250
Total				274,562

Insurance 0.32%
Fortis Insurance N.V.+(a)	7.75%	1/26/2008	10	106,766

Machinery 0.45%
AGCO Corp.	1.75%	12/31/2033	150	148,688

Media 0.26%
Liberty Media Corp. Class A	3.25%	3/15/2031	100	85,875

Metals & Mining 0.40%
Placer Dome, Inc.(a)	2.75%	10/15/2023	125	134,375

See Notes to Schedule of Investments.

4

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pharmaceuticals 0.22%
Watson Pharmaceuticals, Inc.	1.75%	3/15/2023	$75	$71,625

Semiconductor Equipment & Products 0.10%
Cypress Semiconductor Corp.	1.25%	6/15/2008	30	32,100

Semiconductors & Semiconductor Equipment 0.08%
LSI Logic Corp.	4.00%	5/15/2010	30	27,075

Software 0.15%
Mentor Graphics Corp.	6.875%	6/15/2007	50	51,750

Total Convertible Bonds (Cost $1,589,250)				1,522,504

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 2.51%

Electric Utilities 0.86%
CMS Energy Corp.+	4.50%		3	222,750
FPL Group, Inc.	8.00%		1	62,010
Total				284,760

Food & Staples Retailing 0.31%
Albertson’s, Inc.	7.25%		5	101,790

Insurance 0.52%
Chubb Corp.	7.00%		2	71,952
XL Capital Ltd.(a)	6.50%		4	100,590
Total				172,542

Media 0.82%
Emmis Communications Corp.	6.25%		2	87,800
Interpublic Group of Cos., Inc. (The)	5.375%		4	181,880
Total				269,680
Total Convertible Preferred Stocks (Cost $787,446)				828,772

See Notes to Schedule of Investments.

5

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 3.19%

Federal National Mortgage Assoc.	5.50%	11/1/2034	$500	$501,223
Federal National Mortgage Assoc.	6.00%	8/1/2034	321	328,004
Federal National Mortgage Assoc.	6.00%	9/1/2034	222	227,258
Total Government Sponsored Enterprises Pass-Throughs (Cost $1,064,146)				1,056,485

HIGH YIELD CORPORATE NOTES & BONDS 10.93%

Auto Components 0.15%
Cooper - Standard Automotive Group+	8.375%	12/15/2014	60	49,050

Chemicals 0.76%
Airgas, Inc.	6.25%	7/15/2014	70	70,175
Crompton Corp.	9.875%	8/1/2012	100	115,000
Nalco Co.	8.875%	11/15/2013	50	53,750
Terra Capital, Inc.	11.50%	6/1/2010	10	11,550
Total				250,475

Commercial Services & Supplies 0.28%
Iron Mountain, Inc.	6.625%	1/1/2016	100	91,750

Construction & Engineering 0.05%
Shaw Group, Inc. (The)	10.75%	3/15/2010	15	16,350

Consumer Finance 0.08%
American Commercial Lines/ACL Finance Corp.+	9.50%	2/15/2015	25	25,938

Containers & Packaging 0.93%
Constar Int’l., Inc.	11.00%	12/1/2012	100	100,500
Graham Packaging Co., Inc.+	9.875%	10/15/2014	75	75,375
Rayovac Corp.	8.50%	10/1/2013	40	41,400
Stone Container Finance Co. of Canada II(a)	7.375%	7/15/2014	90	89,550
Total				306,825

Diversified Telecommunication Services 0.52%
Cincinnati Bell, Inc.	8.375%	1/15/2014	40	39,600
Level 3 Financing, Inc.+	10.75%	10/15/2011	50	44,125
Qwest Capital Funding, Inc.	7.90%	8/15/2010	50	48,125

See Notes to Schedule of Investments.

6

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Valor Telecommunications
Enterprises LLC/Finance Corp.+	7.75%	2/15/2015	$40	$40,000
Total				171,850

Energy Equipment & Services 0.34%
Dynegy Holdings Inc.	6.875%	4/1/2011	125	111,563

Food & Staples Retailing 0.24%
Rite Aid Corp.	8.125%	5/1/2010	30	30,600
Stater Bros. Holdings Inc.	8.125%	6/15/2012	50	48,500
Total				79,100

Food Products 0.60%
Chiquita Brands Int’l., Inc.	7.50%	11/1/2014	90	90,000
Dole Food Co.	8.875%	3/15/2011	100	108,000
Total				198,000

Gas Utilities 0.23%
El Paso Corp.	7.00%	5/15/2011	80	77,200

Healthcare Equipment & Supplies 0.13%
Accuride Corp.+	8.50%	2/1/2015	45	44,325

Healthcare Providers & Services 0.77%
AmeriPath, Inc.	10.50%	4/1/2013	75	75,000
DaVita, Inc.+	7.25%	3/15/2015	35	34,475
Medex, Inc.	8.875%	5/15/2013	40	45,400
National Nephrology Associates, Inc.+	9.00%	11/1/2011	20	22,275
Tenet Healthcare Corp.+	9.25%	2/1/2015	25	25,062
Tenet Healthcare Corp.	9.875%	7/1/2014	50	52,250
Total				254,462

Hotels, Restaurants & Leisure 0.58%
Hard Rock Hotel, Inc.	8.875%	6/1/2013	50	54,125
J.C. Penney Co., Inc.	6.875%	10/15/2015	40	36,600
LCE Acquisition Corp.+	9.00%	8/1/2014	80	80,000
River Rock Entertainment Authority	9.75%	11/1/2011	20	22,000
Total				192,725

Household Durables 0.11%
Fedders North America, Inc.	9.875%	3/1/2014	50	37,750

See Notes to Schedule of Investments.

7

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Industrial Conglomerates 0.42%
Allied Waste North America, Inc.	6.125%	2/15/2014	$75	$67,312
Park-Ohio Industries, Inc.+	8.375%	11/15/2014	75	72,750
Total				140,062

Internet Software & Services 0.14%
Affinia Group Inc.+	9.00%	11/30/2014	50	46,500

Media 1.47%
Gaylord Entertainment Co.	8.00%	11/15/2013	50	52,000
General Motors Corp.	7.20%	1/15/2011	50	45,190
Insight Communications Co., Inc.**	0.00%/12.25%	2/15/2006 & 2011	135	135,000
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	25	23,750
Mediacom Communications Corp.	9.50%	1/15/2013	125	125,313
Paxson Communications Co.	10.75%	7/15/2008	30	29,925
R.H. Donnelley Corp.+	6.875%	1/15/2013	75	74,625
Total				485,803

Metals & Mining 0.52%
Allegheny Ludlum Corp.	6.95%	12/15/2025	80	78,400
Neenah Corp.+	13.00%	9/30/2013	20	20,600
Novelis, Inc.+(a)	7.25%	2/15/2015	75	73,875
Total				172,875

Multi-Line Retail 0.25%
Saks Inc.	7.375%	2/15/2019	90	81,000

Multi-Utilities & Unregulated Power 0.03%
Williams Cos., Inc. (The)	7.875%	9/1/2021	10	10,950

Oil & Gas 0.49%
EXCO Resources, Inc.	7.25%	1/15/2011	75	76,500
Foundation PA Coal Co.	7.25%	8/1/2014	35	35,700
Pogo Producing Co.+	6.625%	3/15/2015	50	50,250
Total				162,450

Paper & Forest Products 0.35%
Boise Cascade Holdings, L.L.C.+	7.125%	10/15/2014	40	40,700
Buckeye Technologies, Inc.	8.00%	10/15/2010	75	74,625
Total				115,325

See Notes to Schedule of Investments.

8

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pharmaceuticals 0.50%
Jean Coutu Group (PJC) Inc. (The)(a)	8.50%	8/1/2014	$30	$29,287
Warner Chilcott Corp.+	8.75%	2/1/2015	135	136,350
Total				165,637

Real Estate 0.44%
Host Marriott L.P.+	6.375%	3/15/2015	150	144,000

Textiles & Apparel 0.39%
Elizabeth Arden, Inc.	7.75%	1/15/2014	50	51,750
INVISTA+(a)	9.25%	5/1/2012	70	77,350
Total				129,100

Wireless Telecommunication Services 0.16%
Nextel Partners, Inc.	8.125%	7/1/2011	50	53,375
Total High Yield Corporate Notes & Bonds (Cost $3,648,311)				3,614,440

U.S. TREASURY OBLIGATIONS 2.62%

U.S. Treasury Note	5.00%	2/15/2011	350	363,631
U.S. Treasury Note	6.75%	5/15/2005	500	502,520
Total U.S. Treasury Obligations (Cost $873,689)				866,151
Total Long-Term Investments (Cost $29,684,086)				31,739,834

SHORT-TERM INVESTMENT 4.76%

Repurchase Agreement 4.76%
Repurchase Agreement dated 3/31/2005, 2.22% due 4/1/2005 with State Street Bank & Trust Co. collateralized by $1,620,000 of Federal National Mortgage Assoc. at 3.83% due 1/18/2008; value: $1,608,595; proceeds: $1,573,353 (Cost $1,573,256)			1,573	1,573,256

Total Investments in Securities 100.73% (Cost $31,257,342)				33,313,090

Liabilities in Excess of Other Assets (0.73%)				(241,032)

Net Assets 100.00%				$33,072,058

*	Non-income producing security.
**	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
+	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

9

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the”Act”) as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven separate portfolios.  This Schedule of Investments covers America’s Value Portfolio (the “Fund”).  The Fund is diversified as defined under the Act.

The investment objective of the Fund is to seek current income and capital appreciation.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.              FEDERAL TAX INFORMATION

As of March 31, 2005, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$31,286,078
Gross unrealized gain	2,677,387
Gross unrealized loss	(650,375)
Net unrealized security gain	$2,027,012

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales, and other temporary tax adjustments.

4.              INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities.  A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund.  High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political and other risks.

These factors can affect the Fund’s performance.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2005

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 88.23%

COMMON STOCKS 0.57%

Aerospace/Defense 0.09%
Raytheon Co.	3	$121,208

Multi-Line Insurance 0.18%
MetLife, Inc.	7	255,480

Telecommunications Equipment 0.30%
Avaya Inc.*	37	437,334
Total Common Stocks (Cost $855,726)		814,022

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE NOTES & BONDS 15.99%
Aerospace/Defense 0.83%
Alliant Techsystems, Inc.	2.75%	2/15/2024	$500	555,000
Lockheed Martin Corp.	2.544%#	8/15/2033	600	636,360
Total				1,191,360

Brokerage 0.24%
Morgan Stanley +	1.00%	3/30/2012	350	347,812

Building & Construction 0.47%
Fluor Corp.	1.50%	2/15/2024	600	681,000

Diversified Capital Goods 0.52%
Tyco Int’l. Group(a)	2.75%	1/15/2018	500	747,500

Electronics 0.50%
Cypress Semiconductor Corp.	1.25%	6/15/2008	250	267,500
Flir Systems, Inc.	3.00%	6/1/2023	300	459,750
Total				727,250

Energy - Exploration & Production 0.31%
Quicksilver Resources Inc.+	1.875%	11/1/2024	350	441,000

Gaming 0.45%
International Game Technology	Zero Coupon	1/29/2033	1,000	646,250

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Health Services 3.18%
Advanced Medical Optics, Inc.	2.50%	7/15/2024	$400	$399,000
Fisher Scientific Int’l., Inc.	2.50%	10/1/2023	1,000	1,343,750
Invitrogen Corp.	1.50%	2/15/2024	750	675,000
Medtronic, Inc.	1.25%	9/15/2021	650	651,625
SFBC Int’l., Inc.	2.25%	8/15/2024	1,000	1,143,750
Universal Health Services, Inc.	0.426%	6/23/2020	600	372,000
Total				4,585,125

Hotels 0.89%
Fairmont Hotels & Resorts Inc.(a)	3.75%	12/1/2023	750	819,375
Hilton Hotels Corp.	3.375%	4/15/2023	400	465,000
Total				1,284,375

Household & Leisure Products 0.35%
Costco Cos., Inc.	Zero Coupon	8/19/2017	500	503,125

Investments & Misc Financial Services 0.18%
American Express Co.	1.85%	12/1/2033	250	256,875

Machinery 0.51%
AGCO Corp.	1.75%	12/31/2033	735	728,569

Media - Broadcast 0.12%
Sinclair Broadcast Group, Inc.	4.875%#	7/15/2018	200	175,500

Media - Diversified 1.06%
Liberty Media Corp. Class A	3.25%	3/15/2031	1,000	858,750
Walt Disney Co. (The)	2.125%	4/15/2023	600	662,250
Total				1,521,000

Media - Services 0.32%
Lamar Advertising Co.	2.875%	12/31/2010	450	458,437

Metals/Mining Excluding Steel 0.49%
Placer Dome, Inc.(a)	2.75%	10/15/2023	650	698,750

Non-Food & Drug Retailers 0.18%
Saks, Inc.	2.00%	3/15/2024	250	265,625

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Oil Field Equipment & Services 1.03%
Hanover Compressor Co.	4.75%	1/15/2014	$600	$667,500
Schlumberger Ltd.(a)	1.50%	6/1/2023	750	823,125
Total				1,490,625

Pharmaceuticals 1.48%
Amylin Pharmaceuticals, Inc.	2.50%	4/15/2011	220	195,525
Celgene Corp.	1.75%	6/1/2008	250	375,000
Teva Pharmaceutical Finance B.V.(a)	0.375%	11/15/2022	220	323,400
Teva Pharmaceutical Finance II, LLC(a)	0.50%	2/1/2024	285	285,000
Watson Pharmaceuticals, Inc.	1.75%	3/15/2023	1,000	955,000
Total				2,133,925

Software/Services 1.45%
DST Systems, Inc.	4.125%	8/15/2023	600	705,750
EMC Corp.	4.50%	4/1/2007	750	765,938
Mentor Graphics Corp.	6.875%	6/15/2007	600	621,000
Total				2,092,688

Support - Services 0.53%
Armor Holdings, Inc.	2.00%	11/1/2024	250	240,000
Charles River Associates, Inc.	2.875%	6/15/2034	350	521,938
Total				761,938

Telecom - Wireless 0.25%
Nextel Communications, Inc.	5.25%	1/15/2010	350	360,500

Telecommunications Equipment 0.50%
LSI Logic Corp.	4.00%	5/15/2010	800	722,000

Theaters & Entertainment 0.15%
Lions Gate Entertainment Corp.+(a)	3.625%	3/15/2025	200	213,000
Total Convertible Notes & Bonds (Cost $22,802,952)				23,034,229

Shares
(000)
CONVERTIBLE PREFERRED STOCKS 4.22%
Agency 0.13%
Federal National Mortgage Assoc.	5.375%	—	(b)	187,424

See Notes to Schedule of Investments.

	Interest	Shares
Investments	Rate	(000)	Value
Automotive 0.31%
Ford Motor Co. Capital Trust II	6.50%	10	$453,400

Banking 0.22%
Marshall & Ilsley Corp.	6.50%	12	319,320

Beverage 0.34%
Constellation Brands, Inc.	5.75%	12	484,920

Electric - Generation 0.14%
PNM Resources, Inc	6.75%	4	200,445

Energy - Exploration & Production 0.55%
Chesapeake Energy Corp.	4.125%	1	794,131

Food & Drug Retailers 0.28%
Albertson’s, Inc.	7.25%	18	395,850

Health Services 0.13%
Omnicare, Inc.	4.00%	4	180,495

Integrated Energy 0.96%
CMS Energy Corp.+	4.50%	10	742,500
Williams Cos., Inc. (The)	5.50%	7	637,000
Total			1,379,500

Media - Broadcast 0.35%
Sinclair Broadcast Group, Inc.	6.00%#	12	502,500

Multi - Line Insurance 0.10%
XL Capital Ltd. Class A(a)	6.50%	6	143,700

Pharmaceuticals 0.24%
Schering-Plough Corp.	6.00%	7	352,100

Printing & Publishing 0.47%
Interpublic Group of Cos., Inc. (The) Series A	5.375%	15	682,050
Total Convertible Preferred Stock (Cost $5,683,151)			6,075,835

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES BOND 0.34%
Federal Home Loan Mortgage Corp. (Cost $507,915)	3.50%	9/15/2007	$500	$494,238

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.71%
Federal National Mortgage Assoc.	5.50%	2/1/2033	1,500	1,506,489
Federal National Mortgage Assoc.	5.50%	7/1/2033	972	975,554
Federal National Mortgage Assoc.	6.00%	5/1/2032	194	198,960
Federal National Mortgage Assoc.	6.00%	5/1/2033	1,200	1,228,922
Total Government Sponsored Enterprises Pass-Throughs (Cost $3,949,936)				3,909,925

HIGH YIELD CORPORATE NOTES & BONDS 62.49%

Aerospace/Defense 1.93%
Armor Holdings, Inc.	8.25%	8/15/2013	315	340,988
DRS Technologies, Inc.	6.875%	11/1/2013	400	402,000
Esterline Technologies Corp.	7.75%	6/15/2013	450	470,250
Moog, Inc.	6.25%	1/15/2015	50	49,250
Raytheon Co.	4.85%	1/15/2011	1,000	997,909
Titan Corp.	8.00%	5/15/2011	500	522,500
Total				2,782,897

Apparel/Textiles 0.46%
INVISTA+(a)	9.25%	5/1/2012	600	663,000

Auto Loans 0.21%
Ford Motor Credit Co.	7.25%	10/25/2011	300	296,428

Auto Parts & Equipment 1.63%
Accuride Corp.+	8.50%	2/1/2015	175	172,375
Affinia Group Inc.+	9.00%	11/30/2014	450	418,500
ArvinMeritor, Inc.	8.75%	3/1/2012	250	261,250
Cooper-Standard Automotive Group+	8.375%	12/15/2014	375	306,562
Cummins, Inc.	9.50%	12/1/2010	450	498,375
Delco Remy Int’l., Inc.	11.00%	5/1/2009	350	323,750
Tenneco Automotive, Inc.+	8.625%	11/15/2014	375	366,563
Total				2,347,375

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Automotive 0.18%
General Motors Corp.	7.125%	7/15/2013	$300	$258,876

Beverage 0.30%
Le-Nature’s, Inc.+	10.00%	6/15/2013	400	438,000

Building & Construction 0.20%
Beazer Homes USA, Inc.	6.50%	11/15/2013	150	147,375
Shaw Group, Inc. (The)	10.75%	3/15/2010	125	136,250
Total				283,625

Building Materials 1.09%
Ainsworth Lumber Co. Ltd.+(a)	7.25%	10/1/2012	840	827,400
Builders FirstSource, Inc.+	7.024%#	2/15/2012	300	297,000
Jacuzzi Brands, Inc.	9.625%	7/1/2010	400	442,000
Total				1,566,400

Chemicals 3.19%
Airgas, Inc.	6.25%	7/15/2014	400	401,000
Crompton Corp.	9.875%	8/1/2012	525	603,750
Equistar Chemicals, L.P.	7.55%	2/15/2026	400	387,000
Hercules, Inc.	6.75%	10/15/2029	700	689,500
Huntsman LLC+	11.75%	7/15/2012	165	193,875
IMC Global, Inc.	11.25%	6/1/2011	250	280,000
Nalco Co.	8.875%	11/15/2013	400	430,000
NOVA Chemicals Corp.(a)	6.50%	1/15/2012	350	360,500
PQ Corp.+	7.50%	2/15/2013	150	148,500
Rhodia S.A.(a)	8.875%	6/1/2011	390	381,225
Rockwood Specialties Group, Inc.+	7.50%	11/15/2014	500	502,500
Terra Capital, Inc.	11.50%	6/1/2010	195	225,225
Total				4,603,075

Consumer - Products 1.22%
Elizabeth Arden, Inc.	7.75%	1/15/2014	500	517,500
Playtex Products, Inc.	9.375%	6/1/2011	450	470,250
Rayovac Corp.	8.50%	10/1/2013	740	765,900
Total				1,753,650

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Diversified Capital Goods 0.56%
J.B. Poindexter & Co., Inc.+	8.75%	3/15/2014	$355	$355,000
Park-Ohio Industries, Inc.+	8.375%	11/15/2014	150	145,500
Sensus Metering Systems, Inc.	8.625%	12/15/2013	300	308,250
Total				808,750

Electric - Generation 2.43%
Dynegy Holdings Inc.	6.875%	4/1/2011	1,000	892,500
Dynegy Holdings Inc.+	9.875%	7/15/2010	600	645,750
NRG Energy, Inc.+	8.00%	12/15/2013	665	706,563
Reliant Resources, Inc.	6.75%	12/15/2014	600	562,500
Reliant Resources, Inc.	9.50%	7/15/2013	500	546,250
Texas Genco Holdings, Inc.+	6.875%	12/15/2014	150	151,125
Total				3,504,688

Electric - Integrated 1.91%
Duke Energy Corp.	5.375%	1/1/2009	750	768,640
Midwest Generation, LLC	8.75%	5/1/2034	400	448,000
Nevada Power Co.+	5.875%	1/15/2015	200	196,000
PG&E Corp.	4.80%	3/1/2014	300	292,540
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	250	270,000
Virginia Electric & Power Co.	4.50%	12/15/2010	800	783,010
Total				2,758,190

Electronics 0.39%
Communications & Power Industries, Inc.	8.00%	2/1/2012	275	280,500
Corning Inc.	7.00%	3/15/2007	275	276,719
Total				557,219

Energy - Exploration & Production 2.04%
Chesapeake Energy Corp.+	6.375%	6/15/2015	850	843,625
EXCO Resources, Inc.	7.25%	1/15/2011	750	765,000
Harvest Operations Corp.(a)	7.875%	10/15/2011	200	198,500
Houston Exploration Co.	7.00%	6/15/2013	450	459,000
KCS Energy Services, Inc.	7.125%	4/1/2012	160	162,400
Pogo Producing Co.+	6.625%	3/15/2015	200	201,000
Range Resources Corp.	7.375%	7/15/2013	300	307,500
Total				2,937,025

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Environmental 0.70%
Allied Waste North America, Inc.	6.125%	2/15/2014	$350	$314,125
Allied Waste North America, Inc.	7.875%	4/15/2013	700	701,750
Total				1,015,875

Food & Drug Retailers 1.63%
Ingles Markets, Inc.	8.875%	12/1/2011	750	772,500
Jean Coutu Group (PJC) Inc. (The)(a)	8.50%	8/1/2014	400	390,500
Rite Aid Corp.	6.875%	8/15/2013	750	701,250
Stater Brothers Holdings Inc.	8.125%	6/15/2012	500	485,000
Total				2,349,250

Food - Wholesale 2.10%
Chiquita Brands Int’l., Inc.	7.50%	11/1/2014	455	455,000
Del Monte Corp.	8.625%	12/15/2012	300	326,250
Dole Food Co.	8.875%	3/15/2011	750	810,000
Land O’Lakes, Inc.	8.75%	11/15/2011	350	350,875
Land O’Lakes, Inc.	9.00%	12/15/2010	360	390,600
Michael Foods, Inc.	8.00%	11/15/2013	350	365,750
Pinnacle Foods Holding Corp.	8.25%	12/1/2013	385	331,100
Total				3,029,575

Forestry/Paper 2.17%
Abitibi-Consolidated, Inc.(a)	8.55%	8/1/2010	200	204,000
Boise Cascade, LLC+	7.125%	10/15/2014	230	234,025
Bowater, Inc.	6.50%	6/15/2013	600	574,500
Buckeye Technologies, Inc.	8.00%	10/15/2010	575	572,125
Jefferson Smurfit Corp.	8.25%	10/1/2012	250	258,125
JSG Funding plc(a)	9.625%	10/1/2012	200	216,000
Longview Fibre Co.	10.00%	1/15/2009	150	162,000
Norske Skog Canada Ltd.(a)	7.375%	3/1/2014	600	585,000
Tembec Industries, Inc.(a)	7.75%	3/15/2012	350	320,250
Total				3,126,025

Gaming 4.00%
Boyd Gaming Corp.	8.75%	4/15/2012	350	380,625
Hard Rock Hotel, Inc.	8.875%	6/1/2013	500	541,250

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	$855	$850,725
Isle of Capri Casinos, Inc.	9.00%	3/15/2012	400	437,000
Las Vegas Sands Inc.+	6.375%	2/15/2015	500	476,875
MGM Mirage, Inc.	6.75%	9/1/2012	500	506,250
Penn National Gaming, Inc.	6.875%	12/1/2011	300	302,250
River Rock Entertainment Authority	9.75%	11/1/2011	675	742,500
Scientific Games Corp.+	6.25%	12/15/2012	250	250,000
Seneca Gaming Corp.	7.25%	5/1/2012	200	200,000
Station Casinos, Inc.	6.50%	2/1/2014	350	349,125
Turning Stone Casino Resort+	9.125%	12/15/2010	235	245,281
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.+	6.625%	12/1/2014	500	477,500
Total				5,759,381

Gas Distribution 3.85%
El Paso Corp.	7.00%	5/15/2011	600	579,000
El Paso Corp.	7.75%	1/15/2032	1,200	1,137,000
Ferrellgas Partners, L.P.	6.75%	5/1/2014	750	735,000
MarkWest Energy Partners, L.P.+	6.875%	11/1/2014	800	804,000
Northwest Pipeline Corp.	8.125%	3/1/2010	150	161,250
Sonat, Inc.	7.625%	7/15/2011	250	248,125
Suburban Propane Partners, L.P.	6.875%	12/15/2013	900	891,000
Williams Cos., Inc. (The)	7.875%	9/1/2021	900	985,500
Total				5,540,875

Health Services 3.98%
Alliance Imaging, Inc.+	7.25%	12/15/2012	75	71,250
AmeriPath, Inc.	10.50%	4/1/2013	750	750,000
Beverly Enterprises, Inc.	7.875%	6/15/2014	200	222,000
Bio-Rad Laboratories, Inc.+	6.125%	12/15/2014	100	98,500
CDRV Investors, Inc.**+	0.00% / 9.625%	1/1/2010 & 2015	225	136,687
DaVita, Inc.+	7.25%	3/15/2015	175	172,375
Hanger Orthopedic Group, Inc.	10.375%	2/15/2009	250	249,375
HCA Inc.	6.375%	1/15/2015	345	344,186
HEALTHSOUTH Corp.	8.375%	10/1/2011	400	396,000
Medex, Inc.	8.875%	5/15/2013	830	942,050

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
PacifiCare Health System, Inc.	10.75%	6/1/2009	$156	$173,160
PerkinElmer, Inc.	8.875%	1/15/2013	280	315,000
Tenet Healthcare Corp.	7.375%	2/1/2013	700	663,250
Tenet Healthcare Corp.+	9.25%	2/1/2015	150	150,375
Tenet Healthcare Corp.	9.875%	7/1/2014	350	365,750
UnitedHealth Group, Inc.	4.875%	4/1/2013	400	398,168
Vanguard Health Holding Co. II LLC	9.00%	10/1/2014	275	290,813
Total				5,738,939

Hotels 0.77%
Hilton Hotels Corp.	8.25%	2/15/2011	350	403,944
Host Marriott L.P.+	6.375%	3/15/2015	400	384,000
Host Marriott L.P.	9.25%	10/1/2007	300	322,500
Total				1,110,444

Household & Leisure Products 0.21%
Fedders North America, Inc.	9.875%	3/1/2014	400	302,000

Leisure 0.77%
Gaylord Entertainment Co.+	6.75%	11/15/2014	200	190,500
Gaylord Entertainment Co.	8.00%	11/15/2013	885	920,400
Total				1,110,900

Machinery 0.79%
AGCO Corp.	9.50%	5/1/2008	300	315,750
Dresser Rand Group Inc.+	7.375%	11/1/2014	465	467,325
Manitowoc Co., Inc.	7.125%	11/1/2013	350	362,250
Total				1,145,325

Media - Broadcast 1.95%
Allbritton Communications Co.	7.75%	12/15/2012	750	742,500
Clear Channel Communications, Inc.	4.625%	1/15/2008	825	816,043
Emmis Operating Co.	6.875%	5/15/2012	400	394,000
Paxson Communications Co.	10.75%	7/15/2008	500	498,750
Radio One, Inc.+	6.375%	2/15/2013	150	148,125
Sinclair Broadcast Group, Inc.	8.75%	12/15/2011	200	211,000
Total				2,810,418

Media - Cable 3.10%
Charter Communications Holdings, LLC	10.00%	4/1/2009	1,125	916,875

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
CSC Holdings, Inc.	8.125%	8/15/2009	$750	$795,000
DirecTV Holdings LLC	8.375%	3/15/2013	350	380,625
Echostar DBS Corp.	6.375%	10/1/2011	210	206,850
Echostar DBS Corp.	9.125%	1/15/2009	149	159,803
Insight Communications Co., Inc.**	0.00% / 12.25%	2/15/2006 & 2011	1,000	1,000,000
Mediacom Communications Corp.	8.50%	4/15/2008	500	508,750
Mediacom Communications Corp.	9.50%	1/15/2013	500	501,250
Total				4,469,153

Media - Diversified 0.11%
Block Communications, Inc.	9.25%	4/15/2009	150	160,500

Media - Services 0.46%
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	260	247,000
Warner Music Group Corp.	7.375%	4/15/2014	400	414,000
Total				661,000

Metals/Mining Excluding Steel 0.72%
Foundation PA Coal Co.	7.25%	8/1/2014	250	255,000
Novelis, Inc.+(a)	7.25%	2/15/2015	400	394,000
Peabody Energy Corp.	5.875%	4/15/2016	400	388,000
Total				1,037,000

Non-Electric Utilities 0.94%
Semco Energy, Inc.	7.125%	5/15/2008	1,325	1,355,303

Non-Food & Drug Retailers 0.99%
Couche-Tard U.S. L.P. (a)	7.50%	12/15/2013	350	369,250
J.C. Penney Co., Inc.	7.95%	4/1/2017	200	191,000
Saks, Inc.	7.375%	2/15/2019	475	427,500
Saks, Inc.	9.875%	10/1/2011	400	434,000
Total				1,421,750

Oil Field Equipment & Services 0.98%
Hanover Compressor Co.	8.625%	12/15/2010	275	288,750
Hanover Compressor Co.	9.00%	6/1/2014	150	161,250
J. Ray McDermott, S.A.+	11.00%	12/15/2013	250	281,250
Key Energy Services, Inc.	6.375%	5/1/2013	700	679,000
Total				1,410,250

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Packaging 3.08%
AEP Industries, Inc.+	7.875%	3/15/2013	$50	$50,462
BWAY Corp.	10.00%	10/15/2010	550	587,125
Constar Int’l., Inc.+	6.149%#	2/15/2012	75	75,375
Constar Int’l., Inc.	11.00%	12/1/2012	425	427,125
Crown Cork & Seal, Inc.	7.375%	12/15/2026	1,220	1,146,800
Graham Packaging Co., Inc.+	8.50%	10/15/2012	800	804,000
Owens-Brockway Glass Container Inc.	7.75%	5/15/2011	400	421,000
Owens-Brockway Glass Container Inc.	8.875%	2/15/2009	500	536,250
Portola Packaging, Inc.	8.25%	2/1/2012	125	94,375
Stone Container Finance Co. of Canada II(a)	7.375%	7/15/2014	300	298,500
Total				4,441,012

Pharmaceuticals 1.03%
Alpharma Inc.+	8.625%	5/1/2011	750	716,250
Warner Chilcott Corp.+	8.75%	2/1/2015	755	762,550
Total				1,478,800

Printing & Publishing 1.76%
American Media, Inc.	10.25%	5/1/2009	150	155,250
Dex Media, Inc.**	0.00% / 9.00%	11/15/2008 & 2013	500	382,500
Dex Media, Inc.	8.00%	11/15/2013	400	416,000
Dex Media West	9.875%	8/15/2013	488	546,560
Houghton Mifflin Co.	8.25%	2/1/2011	750	768,750
Primedia, Inc.	8.875%	5/15/2011	250	261,875
Total				2,530,935

Restaurants 0.76%
Denny’s Corp./Denny’s Holdings Inc.+	10.00%	10/1/2012	750	791,250
O’Charley’s, Inc.	9.00%	11/1/2013	275	299,750
Total				1,091,000

Software/Services 0.36%
Electronic Data Systems Corp.	6.50%	8/1/2013	500	512,159

Steel Producers/Products 0.25%
Allegheny Ludlum Corp.	6.95%	12/15/2025	375	367,500

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Support - Services 1.26%
Iron Mountain, Inc.	7.75%	1/15/2015	$1,000	$992,500
Iron Mountain, Inc.	8.625%	4/1/2013	500	507,500
United Rentals North America, Inc.	7.75%	11/15/2013	325	316,875
Total				1,816,875

Telecom - Fixed Line 0.35%
Level 3 Financing, Inc.+	10.75%	10/15/2011	570	503,025

Telecom - Integrated/Services 1.50%
Cincinnati Bell, Inc.	8.375%	1/15/2014	500	495,000
Qwest Capital Funding, Inc.	7.90%	8/15/2010	1,125	1,082,812
Qwest Corp.+	7.875%	9/1/2011	375	388,125
Valor Telecommunications Enterprises LLC/Finance Corp.+	7.75%	2/15/2015	200	200,000
Total				2,165,937

Telecom - Wireless 2.73%
Airgate PCS, Inc.+	6.41%#	10/15/2011	150	153,750
Airgate PCS, Inc.+	9.375%	9/1/2009	300	319,500
Centennial Communications Corp.	10.125%	6/15/2013	750	832,500
Dobson Communications Corp.	8.875%	10/1/2013	175	138,250
Nextel Communications, Inc.	7.375%	8/1/2015	400	424,500
Nextel Partners, Inc.	8.125%	7/1/2011	500	533,750
Rural Cellular Corp.	9.875%	2/1/2010	460	464,600
Triton PCS, Inc.	8.75%	11/15/2011	400	281,000
UbiquiTel Operating Co.+	9.875%	3/1/2011	500	553,750
Western Wireless Corp.	9.25%	7/15/2013	200	229,000
Total				3,930,600

Theaters & Entertainment 0.79%
AMC Entertainment, Inc.	8.00%	3/1/2014	500	480,000
Carmike Cinemas, Inc.	7.50%	2/15/2014	160	157,800
LCE Acquisition Corp.+	9.00%	8/1/2014	500	500,000
Total				1,137,800

Transportation Excluding Air/Rail 0.66%
American Commercial Lines/ ACL Finance Corp.	9.50%	2/15/2015	50	51,875
CHC Helicopter Corp.(a)	7.375%	5/1/2014	250	244,687

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	$180	$178,200
Offshore Logistics, Inc.	6.125%	6/15/2013	500	477,500
Total				952,262
Total High Yield Corporate Notes & Bonds (Cost $89,395,575)				90,041,066

U.S. TREASURY OBLIGATIONS 1.91%
U.S. Treasury Note	5.00%	2/15/2011	2,000	2,077,892
U.S. Treasury Note	4.00%	2/15/2015	700	672,766
Total U.S. Treasury Obligations (Cost $2,790,021)				2,750,658
Total Long-Term Investments (Cost $125,985,276)				127,119,973

SHORT-TERM INVESTMENT 9.65%

Repurchase Agreement 9.65%
Repurchase Agreement dated 3/31/2005, 2.22% due 4/1/2005 with State Street Bank & Trust Co. collateralized by $14,285,000 of Federal National Mortgage Assoc. at 3.83% due 1/18/2008; value: $14,184,434; proceeds: $13,903,876 (Cost $13,903,018)			13,903	13,903,018
Total Investments in Securities 97.88% (Cost $139,888,294)				141,022,991
Other Assets in Excess of Liabilities 2.12%				3,061,504
Net Assets 100.00%				$144,084,495

*                    Non-income producing security.

**                Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.

+                   Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

#                    Variable rate security.  The interest rate represents the rate at March 31, 2005.

(a)              Foreign security traded in U.S. dollars.

(b)              Amount represents less than 1,000 shares.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven separate portfolios.  This Schedule of Investments covers Bond-Debenture Portfolio (the “Fund”).  The Fund is diversified as defined under the Act.

The investment objective of the Fund is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)   Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.     FEDERAL TAX INFORMATION

As of March 31, 2005, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$140,672,817
Gross unrealized gain	3,477,528
Gross unrealized loss	(3,127,354)
Net unrealized security gain	$350,174

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales, and other temporary tax adjustments.

4.     INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes.  There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates.  When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities.  Early principal repayment may deprive the Fund of income payments above current market rates.  The prepayment rate will affect the price and volatility of a mortgage-related security.  Some of these securities may be those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.  Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities.  The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

5.     REORGANIZATION

After the close of business on April 29, 2005, Bond-Debenture Portfolio acquired the net assets of the Phoenix-Lord Abbett Bond-Debenture Series pursuant to a plan of reorganization approved by Phoenix-Lord Abbett Bond-Debenture Series shareholders on April 12, 2005.  The acquisition was accomplished by a tax-free exchange of 2,017,717 shares (valued at $23,385,336) of Bond-Debenture Portfolio for the 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005.  Phoenix-Lord Abbett Bond-Debenture Series’ net assets at that date, including $285,615 of unrealized depreciation, were combined with those of Bond-Debenture Portfolio.  The aggregate net assets of Bond-Debenture Portfolio and Phoenix-Lord Abbett Bond-Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively.  The aggregate net assets of Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH and INCOME PORTFOLIO March 31, 2005

Investments	Shares	Value (000)
COMMON STOCKS 94.77%

Aerospace & Defense 0.67%
Honeywell Int’l., Inc.	217,795	$8,104

Air Freight & Couriers 0.89%
United Parcel Service, Inc. Class B	148,700	10,816

Beverages 1.97%
Diageo plc ADR	77,000	4,381
PepsiCo, Inc.	368,686	19,551
Total		23,932

Biotechnology 0.57%
MedImmune, Inc.*	292,296	6,959

Chemicals 5.06%
Dow Chemical Co. (The)	43,400	2,164
E.I. du Pont de Nemours & Co.	527,900	27,050
Monsanto Co.	144,064	9,292
Potash Corp. of Saskatchewan, Inc.(a)	106,538	9,323
Praxair, Inc.	285,300	13,654
Total		61,483

Commercial Banks 5.74%
Bank of America Corp.	275,238	12,138
Bank of New York Co., Inc. (The)	537,000	15,600
Marshall & Ilsley Corp.	101,175	4,224
Mellon Financial Corp.	543,454	15,510
U.S. Bancorp	165,500	4,770
Wachovia Corp.	197,100	10,034
Wells Fargo & Co.	123,300	7,373
Total		69,649

Commercial Services & Supplies 0.78%
Waste Management, Inc.	329,400	9,503

Communications Equipment 1.53%
Motorola, Inc.	1,241,145	18,580

Computers & Peripherals 2.13%
Apple Computer, Inc.*	132,734	5,531
EMC Corp.*	1,017,043	12,530
Hewlett-Packard Co.	355,505	$7,800
Total		25,861

Construction & Engineering 0.05%
Fluor Corp.	10,900	604

Diversified Financials 6.41%
Citigroup, Inc.	408,300	18,349
Goldman Sachs Group, Inc. (The)	77,589	8,534
JPMorgan Chase & Co.	794,980	27,506
MBNA Corp.	213,747	5,248
Merrill Lynch & Co., Inc.	277,800	15,723
Mitsubishi Tokyo Financial
Group, Inc. ADR	290,600	2,514
Total		77,874

Diversified Telecommunication Services 2.98%
SBC Communications, Inc.	508,010	12,035
Sprint FON Group	154,700	3,519
Verizon Communications, Inc.	581,800	20,654
Total		36,208

Electric Utilities 0.74%
PG&E Corp.	58,900	2,008
Progress Energy, Inc.	165,500	6,943
Total		8,951

Electrical Equipment 0.77%
Emerson Electric Co.	143,600	9,324

Electronic Equipment & Instruments 0.40%
Solectron Corp.*	1,395,150	4,841

Energy Equipment & Services 3.52%
Baker Hughes Inc.	362,875	16,144
GlobalSantaFe Corp.	114,373	4,236
Schlumberger Ltd.(a)	317,870	22,404
Total		42,784

Food & Staples Retailing 2.24%
CVS Corp.	213,500	11,234
Kroger Co.*	993,646	15,928
Total		27,162

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
Food Products 3.87%
Archer Daniels Midland Co.	157,091	$3,861
Campbell Soup Co.	123,011	3,570
H.J. Heinz Co.	228,530	8,419
Kellogg Co.	114,648	4,961
Kraft Foods, Inc. Class A	793,705	26,232
Total		47,043

Gas Utilities 0.20%
El Paso Corp.	230,600	2,440

Healthcare Equipment & Supplies 1.62%
Baxter Int’l., Inc.	513,905	17,463
Guidant Corp.	29,800	2,202
Total		19,665

Healthcare Providers & Services 2.29%
Cardinal Health, Inc.	270,800	15,111
CIGNA Corp.	142,800	12,752
Total		27,863

Household Durables 0.57%
Newell Rubbermaid, Inc.	313,950	6,888

Household Products 1.79%
Clorox Co. (The)	150,066	9,453
Kimberly-Clark Corp.	186,725	12,273
Total		21,726

Industrial Conglomerates 4.65%
General Electric Co.	1,031,800	37,207
Tyco Int’l., Ltd.(a)	570,000	19,266
Total		56,473

Insurance 1.89%
American Int’l. Group, Inc.	264,607	14,662
Hartford Financial Services Group, Inc.	120,100	8,234
Total		22,896

Machinery 6.50%
Caterpillar, Inc.	116,300	10,635
Deere & Co.	482,774	32,409
Eaton Corp.	247,320	16,175
Illinois Tool Works, Inc.	60,108	$5,381
Pall Corp.	44,000	1,193
Parker Hannifin Corp.	215,745	13,143
Total		78,936

Media 5.74%
Clear Channel Communications, Inc.	211,064	7,275
Comcast Corp. Class A*	686,500	22,929
Tribune Co.	293,605	11,706
Viacom, Inc. Class B	179,430	6,250
Walt Disney Co. (The)	750,600	21,565
Total		69,725

Metals & Mining 3.27%
Alcoa, Inc.	457,601	13,907
Barrick Gold Corp.(a)	171,900	4,119
Newmont Mining Corp.	512,436	21,650
Total		39,676

Multi-Line Retail 0.99%
Federated Department Stores, Inc.	27,300	1,738
Target Corp.	47,420	2,372
Wal-Mart Stores, Inc.	157,100	7,872
Total		11,982

Office Electronics 1.44%
Xerox Corp.*	1,150,800	17,435

Oil & Gas 6.77%
Exxon Mobil Corp.	1,378,600	82,164

Paper & Forest Products 2.14%
International Paper Co.	706,000	25,974

Personal Products 0.87%
Gillette Co.	209,255	10,563

Pharmaceuticals 8.74%
Bristol-Myers Squibb Co.	323,600	8,239
GlaxoSmithKline plc ADR	234,165	10,753
Merck & Co., Inc.	357,500	11,572
Novartis AG ADR	458,257	21,437
Pfizer, Inc.	703,200	18,473

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)
Schering-Plough Corp.	637,884	$11,578
Wyeth	571,340	24,099
Total		106,151

Road & Rail 2.52%
Canadian National Railway Co.(a)	180,650	11,437
CSX Corp.	147,100	6,127
Union Pacific Corp.	186,700	13,013
Total		30,577

Semiconductor Equipment & Products 0.27%
Texas Instruments, Inc.	129,300	3,296

Software 1.22%
Microsoft Corp.	614,600	14,855

Textiles & Apparel 0.97%
NIKE, Inc. Class B	142,140	11,842

Total Common Stocks (Cost $1,032,200,136)		1,150,805

	Principal
Investments	Amount (000)	Value (000)
SHORT-TERM INVESTMENT 5.27%

Repurchase Agreement 5.27%

Repurchase Agreement dated 3/31/2005, 2.22% due 4/1/2005 with State Street Bank & Trust Co. collateralized by $65,585,000 of Federal Home Loan Mortgage Corp. at 3.55% due 11/15/2007; value: $65,339,056; proceeds: $64,060,462

(Cost $64,056,511)	$64,057	$64,057

Total Investments in Securities 100.04%
(Cost $1,096,256,647)		1,214,862
Liabilities in Excess of Other Assets (0.04%)		(528)
Net Assets 100.00%		$1,214,334

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.   ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven separate portfolios.  This Schedule of Investments covers Growth and Income Portfolio (the “Fund”).  The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   FEDERAL TAX INFORMATION

As of March 31, 2005, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$1,105,131,300
Gross unrealized gain	135,368,670
Gross unrealized loss	(25,638,280)
Net unrealized security gain	$109,730,390

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales, and other temporary tax adjustments.

4.   INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks.  The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.  Large company value stocks may perform differently than the market as a whole and other types of stocks,  such as small company stocks and growth stocks.  This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions.  The market may fail to recognize the intrinsic value of particular value stocks for a long time.  In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

5.   REORGANIZATION

After the close of business on April 29, 2005, Growth and Income Portfolio acquired the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to a plan of reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005.  The acquisition was accomplished by a tax-free exchange of 3,737,233 shares (valued at $97,205,428) of Growth and Income

Portfolio for the 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005.  Phoenix-Lord Abbett Large-Cap Value Series’ net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of Growth and Income Portfolio.  The aggregate net assets of Growth and Income Portfolio and Phoenix Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively.  The aggregate net assets of Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2005

		Value
Investments	Shares	(000)
COMMON STOCKS 94.82%

Agriculture Fishing & Ranching 1.41%
Monsanto Co.	6,300	$406

Banks: Outside New York City 2.32%
Investors Financial Services Corp.	6,800	332
North Fork Bancorp., Inc.	12,100	336
Total		668

Biotechnology Research & Production 3.86%
Cephalon, Inc.*	5,086	238
Genzyme Corp.*	6,149	352
Invitrogen Corp.*	6,550	454
OSI Pharmaceuticals, Inc.*	1,600	66
Total		1,110

Cable Television Services 0.85%
EchoStar Communications Corp. Class A	8,321	243

Chemicals 2.22%
Ecolab Inc.	7,100	235
Rohm & Haas Co.	8,400	403
Total		638

Commercial Information Services 0.28%
Ask Jeeves, Inc.*	2,800	79

Communications Technology 3.89%
Avaya Inc.*	25,224	294
Juniper Networks, Inc.*	14,400	318
Symbol Technologies, Inc.	21,044	305
Tibco Software, Inc.*	27,100	202
Total		1,119

Computer Services Software & Systems 5.51%
Amdocs Ltd.*(a)	13,513	384
CACI Int’l., Inc. Class A*	8,400	464
Computer Sciences Corp.*	7,300	335
Hyperion Solutions Corp.*	5,300	234
Informatica Corp.*	20,156	166
Total		1,583

Computer Technology 0.60%
Ingram Micro, Inc.*	10,232	$171

Consumer Electronics 1.32%
CNET Networks, Inc.*	10,600	100
Take-Two Interactive Software, Inc.*	7,100	278
Total		378

Cosmetics 1.13%
Nu Skin Enterprises, Inc.	14,500	326

Diversified Financial Services 1.55%
CIT Group, Inc.	11,710	445

Diversified Production 0.53%
Danaher Corp.	2,836	151

Drugs & Pharmaceuticals 5.64%
Barr Pharmaceuticals, Inc.*	4,600	225
Endo Pharmaceuticals Holdings, Inc.*	15,010	338
Eyetech Pharmaceuticals, Inc.*	4,700	129
IVAX Corp.*	14,375	284
Medicines Co. (The)*	3,400	77
QLT, Inc.*(a)	16,950	218
Teva Pharmaceutical
Industries Ltd. ADR	11,252	349
Total		1,620

Education Services 2.53%
Corinthian Colleges, Inc.*	27,600	434
Education Management Corp.*	10,500	293
Total		727

Electronics: Semi-Conductors / Components 3.92%
Broadcom Corp.*	7,000	209
Linear Technology Corp.	6,500	249
Microchip Technology, Inc.	11,500	299
Silicon Laboratories, Inc.*	4,700	140
Xilinx, Inc.	7,800	228
Total		1,125

Engineering & Contracting Services 2.16%
Dycom Industries, Inc.*	10,000	230

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Jacobs Engineering Group, Inc.*	7,556	$392
Total		622

Fertilizers 0.37%
Potash Corp. of Saskatchewan, Inc.(a)	1,200	105

Financial Data Processing Services & Systems 1.28%
Alliance Data Systems Corp.*	9,130	369

Financial Miscellaneous 2.07%
CapitalSource, Inc.*	9,600	221
Providian Financial Corp.*	21,796	374
Total		595

Foods 1.49%
Ralcorp Holdings, Inc.	9,040	428

Health & Personal Care 1.85%
Lincare Holdings, Inc.*	7,300	323
Omnicare, Inc.	5,918	210
Total		533

Healthcare Facilities 1.12%
DaVita, Inc.*	7,700	322

Healthcare Management Services 4.88%
Caremark Rx, Inc.*	9,442	376
Cerner Corp.*	3,228	169
Community Health Systems, Inc.*	15,600	545
PacifiCare Health System, Inc.*	5,500	313
Total		1,403

Hotel/Motel 1.06%
Hilton Hotels Corp.	13,600	304

Investment Management Companies 0.73%
Affiliated Managers Group, Inc.*	3,364	209

Leisure Time 2.13%
Penn National Gaming, Inc.*	7,500	220
Royal Caribbean Cruises Ltd.	8,780	393
Total		613

Machinery: Industrial/Specialty 0.76%
Nordson Corp.	5,900	$217

Machinery: Oil Well Equipment & Services 4.14%
Halliburton Co.	11,100	480
Noble Corp.	4,600	259
Weatherford Int’l., Ltd.*	7,770	450
Total		1,189

Manufacturing 1.79%
Ingersoll-Rand Co. Ltd.(a)	6,469	515

Medical & Dental Instruments & Supplies 1.73%
Boston Scientific Corp.*	5,670	166
C.R. Bard, Inc.	2,700	184
INAMED Corp.*	2,100	147
Total		497

Medical Services 1.13%
Covance Inc.*	6,800	324

Metal Fabricating 0.96%
Timken Co. (The)	10,100	276

Multi-Sector Companies 1.33%
ITT Industries, Inc.	4,230	382

Oil: Crude Producers 0.70%
XTO Energy, Inc.	6,116	201

Pollution Control & Environmental Services 0.78%
Headwaters, Inc.*	6,800	223

Radio & TV Broadcasters 1.86%
Univision Communications, Inc.*	8,534	236
Westwood One, Inc.*	14,700	299
Total		535

Rental & Leasing Services: Commercial 0.96%
United Rentals, Inc.*	13,727	277

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Restaurants 1.02%
Panera Bread Co. Class A*	5,200	$294

Retail 10.17%
Advance Auto Parts, Inc.*	8,848	446
American Eagle Outfitters, Inc	11,060	327
Dollar General Corp.	18,700	410
Dollar Tree Stores, Inc.*	12,056	346
Fisher Scientific Int’l., Inc.*	6,670	380
Linens ‘n Things, Inc.*	8,456	210
MSC Industrial Direct Co., Inc.	13,445	411
PETCO Animal Supplies, Inc.*	10,667	392
Total		2,922

Securities Brokerage & Services 0.73%
Legg Mason, Inc.	2,700	211

Services: Commercial 4.24%
Hewitt Associates, Inc. Class A*	5,700	152
IAC/InterActiveCorp*	9,752	217
Iron Mountain, Inc.*	7,657	221
Kelly Services, Inc. Class A	4,280	123
Monster Worldwide, Inc.*	7,400	208
Robert Half Int’l. Inc.	11,029	297
Total		1,218

Shipping 0.53%
UTi Worldwide Inc.(a)	2,200	153

Soaps & Household Chemicals 1.27%
Clorox Co. (The)	5,780	364

Truckers 1.19%
Heartland Express, Inc.	6,978	134
Landstar System, Inc.*	6,400	209
Total		343

Utilities: Cable TV & Radio 0.97%
Cablevision Systems Corp., NY Group Class A*	10,000	280

Utilities: Telecommunications 1.40%
Nextel Partners, Inc. Class A*	18,345	403

Wholesalers 0.46%
Prestige Brands Holdings, Inc.*	7,400	$131

Total Common Stocks (Cost $25,700,274)		27,247

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENT 7.09%

Repurchase Agreement 7.09%

Repurchase Agreement dated 3/31/2005, 2.22% due 4/1/2005 with State Street Bank & Trust Co. collateralized by $2,110,000 of Federal National Mortgage Assoc. at 3.50% due 1/28/2008; value: $2,078,350; proceeds: $2,035,822

(Cost $2,035,696)	$2,036	2,036

Total Investments in Securities 101.91%
(Cost $27,735,970)		29,283
Liabilities in Excess of Other Assets (1.91%)		(548)
Net Assets 100.00%		$28,735

      * Non-income producing security.

    (a) Foreign security traded in U.S. dollars.

ADR American Depository Receipt.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven portfolios.  This Schedule of Investments covers Growth Opportunities Portfolio (the “Fund”).  The Fund is diversified as defined under the Act.

The investment objective of the Fund is capital appreciation.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.              FEDERAL TAX INFORMATION

As of March 31, 2005, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$27,831,923
Gross unrealized gain	2,234,450
Gross unrealized loss	(783,045)
Net unrealized security gain	$1,451,405

The difference between book-basis and tax basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.   INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing.  The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

These factors can affect the Fund’s performance.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO March 31, 2005

		U.S. $
		Value
Investments	Shares	(000)
COMMON STOCK 95.11%

Australia 5.05%
Newcrest Mining Ltd.	9,400	$126
Oil Search Ltd.	50,200	94
Promina Group Ltd.	27,400	105
Santos Ltd.	13,500	94
Total		419

Austria 2.09%
Telekom Austria AG	4,200	82
Wienerberger AG	2,000	91
Total		173

Brazil 1.49%
Unibanco-Uniao de Bancos Brasileiros S.A. GDR	3,600	124

Canada 1.18%
RONA, Inc.*	5,000	98

China 0.70%
Weichai Power Co., Ltd.	17,000	58

Denmark 1.27%
GN Store Nord A/S	9,200	106

France 2.55%
IPSOS S.A.	630	66
Neopost S.A.	1,680	145
Total		211

Germany 5.07%
AWD Holding AG	2,200	97
Fresenius Medical Care AG ADR	4,500	122
Puma AG Rudolf Dassler Sport	350	88
Techem AG*	2,606	114
Total		421

Greece 1.39%
Piraeus Bank S.A.	6,350	$115

Hong Kong 5.95%
China Merchants Holdings Int’l., Co. Ltd.	36,100	71
China Travel Int’l. Investment (Hong Kong) Ltd.	220,000	68
Dah Sing Financial Group	5,600	36
Hong Kong Exchanges & Clearing Ltd.	29,600	76
Hong Kong Land Holdings Ltd.	26,989	73
Sino Land Co., Ltd.	83,100	75
Techtronic Industries Co. Ltd.	43,100	95
Total		494

Hungary 1.24%
Gedeon Richter Rt Ltd. GDR	750	103

India 1.90%
ICICI Bank Ltd. ADR	7,600	157

Ireland 1.91%
DEPFA BANK plc	5,400	86
ICON plc ADR*	1,950	73
Total		159

Italy 6.89%
Davide Campari-Milano S.p.A.	2,000	139
Hera S.p.A.	39,000	110
Milano Assicurazioni S.p.A.	19,500	114
Pirelli & C. Real Estate S.p.A.	2,070	112
Societa Iniziative Autostradali e Servizi S.p.A.	6,600	96
Total		571

Japan 23.31%
Aeon Mall Co., Ltd.	1,300	52
Aeon Mall Co., Ltd.* (a)	1,300	52
Arisawa Manufacturing Co., Ltd	2,200	80
Arrk Corp.	1,300	49

See Notes to Schedule of Investments.

1

		U.S. $
		Value
Investments	Shares	(000)
Diamond City Co., Ltd.	2,150	$55
Don Quijote Co. Ltd.	2,800	164
Global Media Online, Inc.	3,500	101
Gulliver Int’l. Co., Ltd.	1,240	167
Japan Cash Machine Co., Ltd.	2,100	54
Joint Corp.	2,700	67
KOSE Corp.	2,420	92
Matsumotokiyoshi Co. Ltd.	3,000	89
Misumi Group Inc.	2,400	75
Mitsui Mining & Smelting Co., Ltd.	15,800	70
Nitori Co., Ltd.	1,350	87
OBIC Business Consultants Co., Ltd.	1,700	80
Park24 Co., Ltd.	5,220	97
Rengo Co., Ltd.	15,000	74
Shinko Electric Industries Co. Ltd.	1,700	57
Sumitomo Real Estate Sales Co. Ltd.	1,300	68
Sumitomo Rubber Industries, Ltd.	9,300	90
Take and Give Needs Co., Ltd.*	60	67
TIS Inc.	1,600	62
Yamada Denki Co., Ltd.	1,600	84
Total		1,933

Luxembourg 1.13%
Gemplus Int’l. S.A.*	39,800	94

Netherlands 3.60%
Aalberts Industries N.V.	2,100	108
IHC Caland, N.V.	1,270	81
Royal P&O Nedlloyd N.V.*	1,950	110
Total		299

Russia 1.04%
Vimpel-Communications ADR*	2,500	86

Spain 8.15%
ACS, Actividades de Construccion y Servicios, S.A.	6,800	169
Corporacion Mapfre S.A.	7,000	108
Fadesa Inmobiliaria, S.A.*	2,000	44
Grupo Empresarial ENCE, S.A.	1,600	$48
Iberia, Lineas Aereas de Espana, S.A.	21,900	73
Indra Sistemas, S.A.	7,200	129
Prosegur Compania de Seguridad, S.A.	4,900	105
Total		676

Sweden 1.26%
Getinge AB, Class B	7,000	104

Switzerland 3.74%
Actelion Ltd.*	800	81
Geberit AG	141	103
Nobel Biocare Holding AG	600	126
Total		310

Thailand 0.83%
Italian-Thai Development Co. Ltd.	260,600	69

Turkey 0.51%
Turkiye Is Bankasi (Isbank) GDR Registered Shares	7,300	42

United Kingdom 12.86%
AWG plc	6,500	102
Balfour Beatty plc	12,830	76
Cairn Energy plc*	4,700	103
CSR plc*	10,800	67
easyJet plc*	31,000	126
Intertek Group plc	7,100	104
Kesa Electricals plc	12,700	72
McCarthy & Stone plc	6,620	82
Michael Page International plc	22,800	84
Northgate plc	4,200	71
Paladin Resources plc	31,000	107
Peter Hambro Mining plc*	6,000	72
Total		1,066

Total Common Stocks (Cost $6,554,753)		7,888

See Notes to Schedule of Investments.

2

	Principal	U.S. $
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 3.62%

Repurchase Agreement 3.62%
Repurchase Agreement dated
3/31/2005, 2.22% due 4/1/2005
with State Street Bank & Trust Co.
collateralized by $310,000 of
Federal National Mortgage Assoc.
at 3.83% due 1/18/2008; value:
$307,818; proceeds: $300,179
(Cost $300,161)	$300	$300

Total Investments in Securities 98.73%
(Cost $6,854,914)		8,188
Foreign Cash and Other Assets in Excess of Liabilities 1.27%		105
Net Assets 100.00%		$8,293

      *   Non-income producing security.

    (a)  Security received on a when-issued basis.

ADR  American Depository Receipt.

GDR  Global Depository Receipt.

See Notes to Schedule of Investments.

3

Securities presented by industry:
Air Transportation	2.41%
Autos & Auto Parts	1.78%
Banks & Financial Services	2.00%
Chemicals	0.97%
Communication Equipment	3.21%
Comprehensive	0.85%
Computer Services	1.56%
Computer Software	1.71%
Consumer Building	3.87%
Consumer Durables	1.15%
Consumer Non-Durables	4.05%
Diversified Financials	2.53%
Electronics	0.68%
Engineering & Capital Goods	2.40%
Engineering & Construction	3.77%
Food & Drink	1.68%
General Manufacturing & Services	9.73%
Healthcare Facilities	0.88%
Healthcare Products & Supplies	6.47%
Internet Companies	1.22%
Leisure & Recreation	0.82%
Media	0.79%
Mining & Metals	3.23%
Non-Property Financials	8.88%
Oil & Gas	5.77%
Paper & Forest Products	1.48%
Property	6.05%
Repurchase Agreement	3.62%
Retail	8.11%
Surface Transportation	1.32%
Telecommunications Services	2.03%
Utilities & Infrastructure	3.71%
Total	98.73%

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven portfolios.  This Schedule of Investments covers International Portfolio (the “Fund”).  The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term capital appreciation.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.  The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)   Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Foreign Transactions—The books and the records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)   Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)   When-Issued or Forward Transactions- The Fund may purchase portfolio securities on a when-issued or forward basis.  When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment.  There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of the value of fixed income when-issued securities. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value.  The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.     FEDERAL TAX INFORMATION

As of March 31, 2005, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$6,855,553
Gross unrealized gain	1,427,597
Gross unrealized loss	(95,554)
Net unrealized security gain	$1,332,043

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales, and other temporary tax adjustments.

4.     INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing.  The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests.  The Fund is subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

These factors can affect the Fund’s performance.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO March 31, 2005

		Value
Investments	Shares	(000)
COMMON STOCKS 95.98%

Auto Components 1.51%
Dana Corp.	1,079,500	$13,807

Chemicals 9.84%
Crompton Corp.	991,400	14,475
Eastman Chemical Co.	425,000	25,075
Monsanto Co.	288,900	18,634
Mosaic Co. (The)*	937,700	15,997
Potash Corp. of Saskatchewan, Inc.(a)	182,700	15,988
Total		90,169

Commercial Services & Supplies 2.66%
R.R. Donnelley & Sons Co.	552,600	17,473
Sabre Holdings Corp. Class A	315,500	6,903
Total		24,376

Communications Equipment 1.01%
Avaya Inc.*	791,800	9,248

Containers & Packaging 3.98%
Ball Corp.	421,200	17,471
Pactiv Corp.*	816,100	19,056
Total		36,527

Diversified Telecommunication Services 1.04%
CenturyTel, Inc.	290,000	9,524

Electric Utilities 4.73%
Ameren Corp.	344,700	16,894
CMS Energy Corp.*	925,700	12,071
Northeast Utilities	539,700	10,400
Puget Energy, Inc.	179,800	3,963
Total		43,328

Energy Equipment & Services 6.47%
GlobalSantaFe Corp.	493,100	18,265
Halliburton Co.	547,700	23,688
Pride Int’l., Inc.*	699,000	17,363
Total		59,316

Food & Staples Retailing 1.42%
Albertson’s, Inc.	203,800	4,209
Safeway, Inc.*	291,700	$5,405
SUPERVALU Inc.	102,700	3,425
Total		13,039

Food Products 2.96%
Archer Daniels Midland Co.	715,615	17,590
Dean Foods Co.*	276,900	9,497
Total		27,087

Gas Utilities 2.01%
NiSource, Inc.	646,600	14,736
Southwest Gas Corp.	152,100	3,675
Total		18,411

Healthcare Equipment & Supplies 1.82%
Bausch & Lomb, Inc.	228,000	16,712

Healthcare Providers & Services 3.21%
Aetna, Inc.	260,500	19,525
Caremark Rx, Inc.*	248,100	9,869
Total		29,394

Hotels, Restaurants & Leisure 1.62%
Brinker Int’l., Inc.*	268,000	9,707
Yum! Brands, Inc.	98,900	5,124
Total		14,831

Household Durables 5.36%
American Greetings Corp.	393,300	10,021
Leggett & Platt, Inc.	419,000	12,101
Newell Rubbermaid, Inc.	435,300	9,551
Snap-on Inc.	411,300	13,075
Tupperware Corp.	214,800	4,373
Total		49,121

Industrial Conglomerates 1.86%
Hubbell, Inc.	332,900	17,011

Insurance 10.43%
ACE Ltd.(a)	66,700	2,753
Conseco, Inc.*	570,400	11,647
Everest Re Group, Ltd.(a)	180,400	15,354
Lincoln National Corp.	94,400	4,261

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
PartnerRe Ltd.(a)	238,300	$15,394
PMI Group, Inc.	300,400	11,418
Safeco Corp.	439,700	21,418
XL Capital Ltd. Class A(a)	184,300	13,338
Total		95,583

IT Services 0.98%
Computer Sciences Corp.*	196,800	9,023

Leisure Equipment & Products 2.07%
Foot Locker, Inc.	648,400	18,998

Machinery 3.50%
CNH Global N.V.(a)	225,920	4,245
Cummins, Inc.	167,200	11,763
Timken Co. (The)	589,000	16,103
Total		32,111

Media 3.51%
Interpublic Group of Cos., Inc. (The) *	1,129,800	13,874
R.H. Donnelley Corp.*	166,200	9,655
Westwood One, Inc.*	426,600	8,681
Total		32,210

Multi-Line Retail 1.91%
Federated Department Stores, Inc.	97,200	6,186
May Department Stores Co.	306,300	11,339
Total		17,525

Oil & Gas 2.02%
EOG Resources, Inc.	379,900	18,516

Paper & Forest Products 4.59%
Bowater Inc.	193,000	7,271
Georgia-Pacific Corp.	545,563	19,362
MeadWestvaco Corp.	486,400	15,477
Total		42,110

Pharmaceuticals 2.22%
King Pharmaceuticals, Inc.*	1,201,100	9,981
Mylan Laboratories, Inc.	583,975	10,348
Total		20,329

Real Estate Investment Trusts 2.66%
Health Care Property Investors, Inc.	126,300	$2,964
Healthcare Realty Trust, Inc.	162,500	5,922
Host Marriott Corp.	937,500	15,525
Total		24,411

Software 4.24%
Cadence Design Systems, Inc.*	993,700	14,856
McAfee, Inc.*	610,400	13,771
Sybase, Inc.*	556,400	10,271
Total		38,898

Specialty Retail 1.62%
OfficeMax, Inc.	281,900	9,443
Payless ShoeSource, Inc.*	343,500	5,424
Total		14,867

Textiles & Apparel 0.81%
Tommy Hilfiger Corp.*(a)	635,900	7,440

Trading Companies & Distributors 3.92%
Genuine Parts Co.	459,600	19,988
W.W. Grainger, Inc.	256,000	15,941
Total		35,929

Total Common Stocks
(Cost $729,847,727)		879,851

See Notes to Schedule of Investments.

2

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 4.53%

Repurchase Agreement 4.53%
Repurchase Agreement dated 3/31/2005, 2.22% due 4/1/2005 with State Street Bank & Trust Co. collateralized by $42,345,000 of Federal National Mortgage Assoc. at 3.25% due 7/12/2006; value: $42,316,163; proceeds: $41,488,502 (Cost $41,485,944)	$41,486	$41,486

Total Investments in Securities 100.51%
(Cost $771,333,671)		921,337
Liabilities in Excess of Other Asset (0.51%)		(4,653)
Net Assets 100.00%		$916,684

 *  Non-income producing security.

(a) Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law in 1989.  The Company consists of seven separate portfolios.  This Schedule of Investments covers the  Mid-Cap Value Portfolio (the “Fund”).  The Fund is diversified as defined under the Act.

The investment objective of the Fund is capital appreciation.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.              FEDERAL TAX INFORMATION

As of March 31, 2005, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$771,728,637
Gross unrealized gain	167,182,220
Gross unrealized loss	(17,573,684)
Net unrealized security gain	$149,608,536

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.              INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks.  The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests.  The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold.  The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.  In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

5.   REORGANIZATION

After the close of business on April 29, 2005, Mid-Cap Value Portfolio acquired the net assets of the Phoenix-Lord Abbett Mid-Cap Value Series pursuant to a plan of reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005.  The acquisition was accomplished by a tax-free exchange of 1,515,826 shares (valued at $29,922,414) of Mid-Cap Value Portfolio and 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Series outstanding on April 29, 2005.  Phoenix-Lord Abbett Mid-Cap Value Series’ net assets at that date, including $3,926,421 of unrealized appreciation, were combined with those of Mid-Cap Value Portfolio.  The aggregate net assets of Mid-Cap Value Portfolio and Phoenix Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively.  The aggregate net assets of Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

Item 2:       Controls and Procedures.

(a)   Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:       Exhibits.

(i)         Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2005